Consolidated Interim Statement of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash flows from (used in) operating activities
Profit for the interim period	$ 45,786	$ 63,548
Adjustments to reconcile profit to net cash from operating activities:
Depreciation and amortization	2,290	2,891
Unrealized gain on foreign currency	(130)	(3,537)
Unrealized loss on foreign currency	1,721	475
Loss on valuation of financial assets	2,884	13
Interest income	(7,914)	(7,260)
Interest expense	913	1,168
Miscellaneous income	0	(178)
Provision for severance benefits	226	(57)
Other long-term employee benefits	604	963
Income tax expense	17,612	17,343
Working capital adjustments:
Accounts receivable, net	617	(1,737)
Prepaid expenses, and other assets	332	366
Other non-current assets	52	(6,632)
Accounts payable and accrued expenses	1,382	(17)
Contract liabilities	(155)	(743)
Other current and non-current liabilities	75	(708)
Cash generated from operations	66,295	65,898
Interest received	9,888	6,941
Interest paid	(118)	(210)
Income taxes paid	(15,285)	(2,110)
Net cash inflow from operating activities	60,780	70,519
Cash flows from investing activities
Purchase of property and equipment	(119)	(16)
Disposal of property and equipment	4	0
Purchase of short-term investments	(164,311)	(71,742)
Sales of short-term investment	146,665	66,961
Net cash (outflow) from investing activities	(17,761)	(4,797)
Cash flows from financing activities
Repayment of lease liabilities	(548)	(1,226)
Payment of dividends	0	(149)
Net cash (outflow) from financing activities	(548)	(1,375)
Net increase in cash and cash equivalents	42,471	64,347
Effect of exchange rate changes on cash and cash equivalents	98	(2,102)
Cash and cash equivalents at beginning of the interim period	334,850	206,911
Cash and cash equivalents at end of the interim period	$ 377,419	$ 269,156